Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Three months ended
	March 28, 2015	March 29, 2014
Cash payments:
Interest	$39,165	$19,970
Income taxes	453	795
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$(64,102)	$—

Supplemental cash flow information for the years ended December 27, 2014, December 28, 2013 and December 29, 2012 was as follows:

	2014	2013	2012
Cash payments:
Interest	$64,097	$52,001	$36,357
Income taxes	1,361	457	799